Related Party Transactions - Acquisitions from KNOT (Details) - Acquisitions from KNOT	Mar. 01, 2018	Dec. 15, 2017	Sep. 30, 2017	Jun. 01, 2017	Mar. 01, 2017
Anna Knutsen
Related Party Transaction
Percentage of interest acquired	100.00%
Tordis Knutsen
Related Party Transaction
Partnership, ownership interest acquired					100.00%
Vigdis Knutsen
Related Party Transaction
Partnership, ownership interest acquired				100.00%
Lena Knutsen
Related Party Transaction
Partnership, ownership interest acquired			100.00%
Brasil Knutsen
Related Party Transaction
Partnership, ownership interest acquired		100.00%